Loans (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loan balances by portfolio segment
Retained	$ 685,498	$ 627,218	$ 728,915
Held-for-sale	5,453	4,876
At fair value	1,976	1,364
Total loans	692,927	633,458
Wholesale [Member]
Loan balances by portfolio segment
Retained	222,510	200,077
Held-for-sale	3,147	2,734
At fair value	1,976	1,364
Total loans	227,633	204,175
Consumer Excluding Credit Card [Member]
Loan balances by portfolio segment
Retained	327,464	348,355
Held-for-sale	154	2,142
At fair value	0	0
Total loans	327,618	350,497
Credit Card [Member]
Loan balances by portfolio segment
Retained	135,524	78,786
Held-for-sale	2,152	0
At fair value	0	0
Total loans	$ 137,676	$ 78,786